Investments in Associates and Joint Ventures - Summary of Financial Information of Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	₩ 11,976,685	₩ 12,157,814
Non-current assets	22,176,723	20,316,306
Current liabilities	10,111,455	9,394,123
Non-current liabilities	8,897,863	8,421,507
Operating revenue	24,899,189	23,436,050	₩ 23,546,929
Profit (loss) for the year	699,274	719,412	546,341
Other comprehensive income(loss)	172,338	(54,628)	(68,288)
Total comprehensive income(loss)	871,612	664,784	₩ 478,053
Korea Information & Technology Fund [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	113,233	118,024
Non-current assets	378,691	326,740
Operating revenue	70,565	59,524
Profit (loss) for the year	53,867	45,110
Other comprehensive income(loss)	6,132	(13,422)
Total comprehensive income(loss)	59,999	31,688
Dividends received from associates	4,280	1,842
KT-SB Venture Investment Fund [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets		4,322
Non-current assets		4,624
Current liabilities		6
Profit (loss) for the year		3,056
Total comprehensive income(loss)		3,056
KT-IBKC future investment fund [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	28,200	19,922
Operating revenue	1,694	2,665
Profit (loss) for the year	779	2,057
Total comprehensive income(loss)	779	2,057
KT-CKP New Media Investment Fund [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	3	25
Non-current assets	267	540
Operating revenue	56	371
Profit (loss) for the year	55	(629)
Total comprehensive income(loss)	55	(629)
K Bank Inc. [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	2,480,065	2,094,152
Non-current assets	78,566	90,505
Current liabilities	2,350,375	1,901,389
Non-current liabilities	3,784	3,185
Operating revenue	92,712	66,787
Profit (loss) for the year	(100,773)	(79,671)
Other comprehensive income(loss)	(23)	1,432
Total comprehensive income(loss)	₩ (100,796)	₩ (78,440)